NOTE 11 - SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
NOTE 11 - SEGMENT - Schedule of Operating Activities by Geographic Segment

Three months ended June 30, 2022

NOTE 11 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$23,059,647	1,236,823	$(596,754)	$23,699,716
Cost of revenue	22,418,046	1,032,150	(596,754)	22,853,442
Gross profit	641,601	204,673	—	846,274

Operating expenses
General and administration	921,793	222,659	—	1,144,452

Operating loss	(280,192)	(17,986)	—	(298,178)

Other income (expense)	13,314	(593)	—	12,721

Net loss	$(266,878)	$(18,579)	$—	$(285,457)

Three months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$14,990,382	1,149,183	$(11,198)	$16,128,367
Cost of revenue	15,074,899	1,020,101	(11,198)	16,083,802
Gross profit	(84,517)	129,082	—	44,565

Operating expenses
General and administration	1,022,625	186,542	—	1,209,167

Operating loss	(1,107,142)	(57,460)	—	(1,164,602)

Other income (expense)	47,030	(4,800)	—	42,230

Net loss	$(1,060,112)	$(62,260)	$—	$(1,122,372)

Six months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$41,534,760	2,262,903	$(678,636)	$43,119,027
Cost of revenue	40,611,998	1,855,331	(678,636)	41,788,693
Gross profit	922,762	407,572	—	1,330,334

Operating expenses
General and administration	1,703,093	430,857	—	2,133,950

Operating loss	(780,331)	(23,285)	—	(803,616)

Other income (expense)	(16,527)	9,955	—	(6,572)

Net loss	$(796,858)	$(13,330)	$—	$(810,188)

Six months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$28,057,392	2,284,985	$(16,399)	$30,325,978
Cost of revenue	27,780,959	2,029,483	(16,399)	29,794,043
Gross profit	276,433	255,502	—	531,935

Operating expenses
General and administration	2,338,741	368,537	—	2,707,278

Operating loss	(2,062,308)	(113,035)	—	(2,175,343)

Other income (expense)	(840,841)	15,323	—	(825,518)

Net loss	$(2,903,149)	$(97,712)	$—	$(3,000,861)

Asset Information

The following table shows asset information by geographic segment as of June 30, 2022 and December 31, 2021:

June 30, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,117,363	$923,941	$(222,863)	$6,818,441
Non-current assets	$11,673,710	$595,961	$(6,184,562)	$6,085,109
Liabilities
Current liabilities	$2,384,494	$1,445,785	$(222,863)	$3,607,416
Non-current liabilities	$—	$254,358	$—	$254,358

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729